CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Share premium [member]	Fair value reserve [member]	Other reserves [member]	Retained earnings [member]	Total attributable to equity shareholders of the Company [Member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	¥ 44,493	¥ 9,818	¥ 14,131	¥ 44	¥ 1,486	¥ 10,269	¥ 35,748	¥ 8,745
Changes in equity
Profit for the year	4,818					3,736	3,736	1,082
Other comprehensive income	3			11	(5)		6	(3)
Total comprehensive income	4,821			11	(5)	3,736	3,742	1,079
Appropriations to reserves					246	(246)
Dividends relating to the prior year	(393)					(393)	(393)
Capital injection of non-controlling interests in a subsidiary	1,360							1,360
Acquisition of non-controlling interests in a subsidiary	(626)				(52)		(52)	(574)
Distributions to non-controlling interests	(31)							(31)
Ending balance at Dec. 31, 2015	49,624	9,818	14,131	55	1,675	13,366	39,045	10,579
Changes in equity
Profit for the year	5,898					5,044	5,044	854
Other comprehensive income	276			154	(2)		152	124
Total comprehensive income	6,174			154	(2)	5,044	5,196	978
Appropriations to reserves					405	(405)
Dividends relating to the prior year	(785)					(785)	(785)
Capital injection of non-controlling interests in a subsidiary	260							260
Decrease in non-controlling interests as a result of loss of control of a subsidiary	(83)							(83)
Distributions to non-controlling interests	(214)							(214)
Ending balance at Dec. 31, 2016	54,976	9,818	14,131	209	2,078	17,220	43,456	11,520
Changes in equity
Profit for the year	6,898					5,961	5,961	937
Other comprehensive income	113			66	1		67	46
Total comprehensive income	7,011			66	1	5,961	6,028	983
Appropriations to reserves					492	(492)
Dividends relating to the prior year	(982)					(982)	(982)
Issuance of shares (Note 47(ii))	1,321	270	1,051				1,321
Capital injection of non-controlling interests in a subsidiary	404							404
Dilution and change in non-controlling interests and other reserves	74				113		113	(39)
Distributions to non-controlling interests	(261)							(261)
Ending balance at Dec. 31, 2017	¥ 62,543	¥ 10,088	¥ 15,182	¥ 275	¥ 2,684	¥ 21,707	¥ 49,936	¥ 12,607